Long-Term Loans - Schedule of Fair Value of Warrants (Details) (10-K)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Expected life (in years)		4 years
Expected Volatility [Member]
Fair value measurement	94	87
Risk Free Interest Rate [Member]
Fair value measurement	0.46	0.27
Viola Warrants [Member]
Expected life (in years)		4 years	5 years
Viola Warrants [Member] | Expected Volatility [Member]
Fair value measurement		87	71
Viola Warrants [Member] | Risk Free Interest Rate [Member]
Fair value measurement		0.27	1.69